STOCK BASED COMPENSATION - Summary of stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Number of Options
Balance at the beginning (in shares)	2,889
Options granted (in shares)	601
Options exercised (in shares)	(1,570)
Balance at the end (in shares)	1,818	2,889
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 6.56
Options granted (per share)	23.59
Options exercised (per share)	1.73
Balance at the end (in dollars per share)	$ 15.62	$ 6.56
2012 Plan | Stock Options
Number of Options
Balance at the beginning (in shares)		2,884	3,498	5,488
Options granted (in shares)			77	166
Options exercised (in shares)		(560)	(156)	(1,564)
Options forfeited, cancelled (in shares)		(172)	(529)	(592)
Options expired (in shares)		(24)	(6)
Balance at the end (in shares)			2,884	3,498	5,488
Options exercisable (in shares)		1,733
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)		$ 5.22	$ 4.10	$ 1.27
Options granted (per share)			53.51	50.80
Options exercised (per share)		0.47	0.65	0.38
Options forfeited, cancelled (per share)		47.91	5.71	0.73
Options expired (per share)		53.55	46.63
Balance at the end (in dollars per share)			$ 5.22	$ 4.10	$ 1.27
Options exercisable (per share)		$ 2.36
Weighted average remaining contractual term (Years)			6 years 1 month 6 days	5 years 11 months 27 days	7 years 4 months 28 days
Weighted average remaining contractual term of options exercisable (years)		5 years 1 month 10 days
Aggregate intrinsic value of options exercisable options		$ 21,596
Total intrinsic value of stock options exercised		10,000	$ 5,500	$ 82,400
Total fair value of stock options vested		$ 15,200	$ 17,700	$ 105,700
2018 Plan
Number of Options
Options granted (in shares)		761
2018 Plan | Stock Options
Number of Options
Options granted (in shares)		761
Weighted Average Exercise Price
Options granted (per share)		$ 18.00
2012 and 2018 Plans | Stock Options
Number of Options
Balance at the beginning (in shares)	2,889
Balance at the end (in shares)		2,889
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 6.56
Balance at the end (in dollars per share)		$ 6.56
Weighted average remaining contractual term (Years)		6 years 5 months 23 days
Aggregate intrinsic value of options outstanding options		$ 23,844